Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Inventory, Raw Materials and Supplies, Net of Reserves	$ 7,815	$ 7,451
Inventory, Finished Goods, Net of Reserves	2,125	2,725
Total inventory	$ 9,940	$ 10,176